80663 3/02
Prospectus Supplement
dated March 30, 2002 to:
---------------------------------------------------------------------

Putnam Capital Appreciation Fund
Class A Prospectus dated September 30, 2001

The following changes apply to the fund's prospectuses:

The fund's Investment Category identified on the front cover of the prospectus is changed to "Blend."

                               ****

The following sentence is added to the end of the first paragraph under the heading "What are the fund's main investment strategies and related risks? - Derivatives."

"Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment."

                               ****

The second paragraph and corresponding table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's Small and Mid-Cap Core and U.S. Large-Cap Core Teams have primary responsibility, and their members have joint responsibility, for the day-to-day management of the fund's portfolio.